Subsequent events (Details) - USD ($)	Feb. 27, 2026	Mar. 19, 2027	Mar. 13, 2026
Disclosure of non-adjusting events after reporting period [line items]
Share Repurchase Program			$ 300,000,000
Expiration of share repurchase program		$ 300,000,000
Authorization for dividend payment			$ 57,211,274
Authorized dividend payment per share			$ 0.1939
Mint Code Solutions SA [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of percentage of shares	100.00%
Increase (decrease) through acquisition of subsidiary, equity	$ 22,951,000
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 1,000,000